Non-current and current Borrowings - Summary of Detailed Information About Borrowings (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Other non-current financial borrowings		$ 1,422.4	$ 1,392.5
Non-current borrowings	[1]	2,065.7	2,115.0
Current portion of non-current financial borrowings		0.5	0.8
Current borrowings		0.5	0.8
Total borrowings		2,066.2	2,115.9
OPCO Notes [Member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial borrowings		425.0	425.0
Holdco Notes [Member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial borrowings		$ 218.3	$ 297.6

[1]	The notes are an integral part of these consolidated financial statements.